Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2015
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Central Index Key	dei_EntityCentralIndexKey	0000842790
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 24, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2015
Prospectus Date	rr_ProspectusDate	Jun. 26, 2015